Consolidated Statements Of Income - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Interest and fees on loans		$ 600,313,000	$ 571,798,000	$ 599,710,000
Interest on investment securities available-for-sale		93,626,000	93,233,000	83,787,000
Interest on investment securities held-to-maturity		283,000	287,000	0
Interest on loans held-for-sale		5,457,000	11,170,000	12,982,000
Interest on trading securities		35,074,000	31,991,000	34,548,000
Interest on other earning assets		1,652,000	770,000	1,026,000
Total interest income		736,405,000	709,249,000	732,053,000
Interest on deposits:
Savings		11,992,000	11,562,000	14,762,000
Time deposits		5,186,000	9,076,000	15,879,000
Other interest-bearing deposits		4,491,000	3,078,000	3,747,000
Certificates of deposit $100,000 and more		3,481,000	3,090,000	5,642,000
Interest on trading liabilities		15,976,000	15,390,000	13,624,000
Interest on short-term borrowings		3,172,000	4,765,000	4,704,000
Interest on term borrowings		38,387,000	34,570,000	36,321,000
Total interest expense		82,685,000	81,531,000	94,679,000
Net interest income		653,720,000	627,718,000	637,374,000
Provision/(provision credit) for loan losses		9,000,000	27,000,000	55,000,000
Net interest income after provision for loan losses		644,720,000	600,718,000	582,374,000
Noninterest income:
Fixed income		231,337,000	200,595,000	272,364,000
Deposit transactions and cash management		112,843,000	111,951,000	114,383,000
Brokerage, management fees and commissions		46,496,000	49,099,000	42,261,000
Trust services and investment management		27,577,000	27,777,000	26,523,000
Bankcard income		22,238,000	23,697,000	20,482,000
Bank-owned life insurance		14,726,000	16,394,000	16,614,000
Other service charges		11,610,000	11,882,000	13,440,000
Mortgage banking		3,870,000	71,257,000	33,275,000
Insurance commissions		2,627,000	2,257,000	3,023,000
Debt securities gains/(losses), net (Note 3 and 14)		1,836,000	0	(451,000)
Equity securities gains/(losses), net (Note 3)		(458,000)	2,872,000	2,211,000
Gain on divestiture		0	0	111,000
All other income and commissions (Note 13)		42,623,000	32,263,000	40,341,000
Total noninterest income		517,325,000	550,044,000	584,577,000
Adjusted gross income after provision for loan losses		1,162,045,000	1,150,762,000	1,166,951,000
Noninterest expense:
Employee compensation, incentives, and benefits (2015, 2014 and 2013 include $.6 million, $5.1 million and $10.1 million, respectively, of expense expense associated with pension and post-retirement plans reclassified from accumulated other comprehensive income)		511,633,000	478,159,000	529,041,000
Occupancy		51,117,000	54,018,000	50,565,000
Computer software		44,724,000	42,931,000	40,327,000
Operations services		39,261,000	35,247,000	35,215,000
Equipment rentals, depreciation, and maintenance		30,864,000	29,964,000	31,738,000
Advertising and public relations		19,187,000	18,683,000	18,239,000
Professional fees		18,922,000	23,298,000	23,454,000
FDIC premium expense		18,027,000	11,464,000	20,156,000
Legal fees		16,287,000	20,907,000	29,905,000
Communications and courier		15,820,000	16,074,000	17,958,000
Contract employment and outsourcing		14,494,000	19,420,000	35,920,000
Other insurance and taxes		12,941,000	12,900,000	12,598,000
Amortization of intangible assets	[1]	5,253,000	4,170,000	3,912,000
Foreclosed real estate		2,104,000	2,503,000	4,299,000
Repurchase and foreclosure provision		0	(4,300,000)	170,000,000
All other expense (Note 13)		253,157,000	67,093,000	125,192,000
Total noninterest expense		1,053,791,000	832,531,000	1,148,519,000
Income/(loss) before income taxes		108,254,000	318,231,000	18,432,000
Provision/(benefit) for income taxes (2015 includes $.5 million of tax expense and 2014 and 2013 include $2.0 million and $4.1 million, respectively, of tax benefit reclassified from accumulated other comprehensive income) (Note 15)		10,941,000	84,185,000	(19,389,000)
Income/(loss) from continuing operations		97,313,000	234,046,000	37,821,000
Income/(loss) from discontinued operations, net of tax	[2]	0	0	548,000
Net income/(loss)		97,313,000	234,046,000	38,369,000
Net income attributable to noncontrolling interest		11,434,000	11,527,000	11,465,000
Net income/(loss) attributable to controlling interest		85,879,000	222,519,000	26,904,000
Preferred stock dividends		6,200,000	6,200,000	5,838,000
Net income/(loss) available to common shareholders		$ 79,679,000	$ 216,319,000	$ 21,066,000
Basic earnings/(loss) per share from continuing operations (Note 16)		$ 0.34	$ 0.92	$ 0.09
Diluted earnings/(loss) per share from continuing operations (Note 16)		0.34	0.91	0.09
Basic earnings/(loss) per share available to common shareholders (Note 16)		0.34	0.92	0.09
Diluted earnings/(loss) per share available to common shareholders (Note 16)		$ 0.34	$ 0.91	$ 0.09
Weighted average common shares (Note 16)		234,189,000	234,997,000	237,972,000
Diluted average common shares (Note 16)		236,266,000	236,735,000	239,794,000
Cash dividends declared per common share		$ 0.24	$ 0.2	$ 0.2

[1]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
[2]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.